Cancellation of Trade Liabilities and Unpaid Interest	12 Months Ended
Dec. 31, 2011
Cancellation Of Trade Liabilities and Unpaid Interest [Abstract]
Cancellation Of Trade Liabilities and Unpaid Interest [Text Block]

20.           Cancellation of Trade Liabilities and Unpaid Interest

During 2010, the Company recognized debt forgiveness income of $73,057 as shown on the accompanying statements of operations.  Of that amount, $25,075 represents forgiveness of interest on notes payable and $47,982 represents forgiveness of trade accounts payable resulting from settlement agreements with vendors. For the year ended December 31, 2011, the Company recognized debt forgiveness income of $239,250, which represents forgiveness of trade accounts payable resulting from settlement agreements with vendors.